CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (85,382)	$ (70,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,622	4,294
Foreign exchange gain on long-term debt	(16)	(14)
Gain on extinguishment of debt		(2,096)
Change in fair value of warrants and derivatives	(7,085)	(7,940)
Non-cash debt waiver and amendment fees	3,321
Share-based compensation expense	21,130	10,577
Loss on disposal of property, plant and equipment		22
Bad debt expense	638	289
Total adjustments	22,610	5,132
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	10,777	12,352
(Increase) decrease in inventory	(1,339)	(5,198)
Decrease in prepaid expenses and other current assets	1,544	(6,547)
Increase in other operating assets	535	(105)
(Decrease) increase in accounts payable	(3,536)	(10,790)
Increase in deferred revenue	(10)	(4,619)
Increase in accrued expenses and other current liabilities	2,418	4,429
Increase in other long-term liabilities	(5,728)	616
Increase in accrued interest on long-term debt	10,947	8,571
Net cash used in operating activities	(47,164)	(66,685)
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,096)	(6,033)
Net cash used in investing activities	(3,096)	(6,033)
Cash flows from financing activities:
Repayments under senior term loan	(5,280)
Payment for taxes withheld on stock awards	(295)
Proceeds from the Business Combination, issuance of convertible debt and PIPE financing, net of issuance costs paid		115,501
Proceeds from the exercise of stock options		1,074
Proceeds from the sale of Series H stock, net		505
Proceeds from the issuance of Series H warrants		142
Net cash (used in) provided by financing activities	(5,575)	117,222
Net (decrease) increase in cash, cash equivalents and restricted cash	(55,835)	44,504
Cash, cash equivalents and restricted cash, beginning of year	63,122	18,618
Cash, cash equivalents and restricted cash, end of year	7,287	63,122
Supplemental disclosures of cash flow information
Cash paid for interest	(6,091)	(12,809)
Cash paid for income taxes, net of cash received from R&D tax credit refunds		(73)
Cash received from R&D tax credit refunds, net of cash paid for income taxes	509
Operating cash flows from operating leases	(2,830)	(3,006)
Lease liability obtained in exchange for obtaining right-of-use assets	1,494	796
Supplemental disclosure of non-cash financing activities:
Reclassification of redeemable convertible preferred stock warrants to additional paid-in capital		10,291
Non-cash net liabilities assumed from business combination		$ 38